Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to the plan	$ 0.4	$ 0.2